Lease Assets - Amounts Recognized in Administrative and Marketing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Rent expense - variable lease payments	$ 49.7	$ 48.7
Rent expense - short-term leases and leases of low-value assets	3.3	10.0
Income from subleases	(5.6)	(5.1)
Total	$ 47.4	$ 53.6